Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management
Summary of financial assets and liabilities in foreign currency

USD amounts of foreign currency transactions	2018	2017
Assets
Cash, cash equivalents and financial investments	140,860	229,877
Derivative financial instruments	11,205	4,280
Trade accounts receivable	39,000	66,834
	191,065	300,991

Liabilities
Loans and financing	123,471	161,706
Derivative financial instruments	14,222	3,634
Trade payables	4,689	78,286
	142,382	243,626
Net exposure	48,683	57,365

Schedule of credit quality of financial assets

	2018			2017
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	1,484	—	1,484	—	—	—
AA+	861	—	861	1,089	—	1,089
AA	24	78,245	78,269	—	—	—
AA-	—	20,179	20,179	—	115,269	115,269
A+	—	178,730	178,730	—	172,052	172,052
A	—	361,484	361,484	—	235,445	235,445
A-	—	29,162	29,162	3	86,189	86,192
BBB+	—	181,411	181,411	—	96,436	96,436
BBB	—	20,245	20,245	—	110,733	110,733
BBB-	—	83,919	83,919	—	—	—
No rating	3	77,191	77,194	—	201,821	201,821
	2,372	1,030,566	1,032,938	1,092	1,017,945	1,019,037

Financial investments
AAA	51,913	—	51,913	—	—	—
AA+	10,840	—	10,840	17,111	—	17,111
AA	24,965	—	24,965	—	—	—
AA-	—	—	—	180,127	4,238	184,365
A-	—	—	—	5,053	—	5,053
No rating	4,515	—	4,515	—	18	18
	92,233	—	92,233	202,291	4,256	206,547

Derivative financial instruments
AAA	3,749	—	3,749	—	—	—
AA	—	2,164	2,164	—	—	—
AA-	—	—	—	4,769	3,634	8,403
A+	—	5,275	5,275	—	3,141	3,141
A	—	17	17	—	233	233
	3,749	7,456	11,205	4,769	7,008	11,777
	98,354	1,038,022	1,136,376	208,152	1,029,209	1,237,361

Summary of estimated future cash flow

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
At December 31, 2018
Loans and financing	91,890	261,186	619,958	897,701	1,870,735
Derivative financial instruments	8,663	4,954	605.00	—	14,222
Trade payables	387,225	—	—	—	387,225
Confirming payable	70,411	—	—	—	70,411
Salaries and payroll charges	58,166	—	—	—	58,166
Related parties	63	1,517	—	—	1,580
Provisions - Asset Retirement Obligation	12,283	40,171	36,561	198,061	287,075
Use of public assets	1,411	3,092	3,485	33,658	41,646
	630,775	310,920	660,609	1,129,420	2,731,723

At December 31, 2017
Loans and financing	102,294	373,324	236,927	1,228,474	1,941,018
Derivative financial instruments	12,588	2,449	—	—	15,037
Trade payables	329,814	—	—	—	329,814
Confirming payable	111,024	—	—	—	111,024
Salaries and payroll charges	79,798	—	—	—	79,798
Dividends payable	4,138	—	—	—	4,138
Related parties	87,686	2,238	—	—	89,924
Provisions - Asset Retirement Obligation	7,526	53,429	33,186	237,788	331,929
Use of public assets	1,740	3,755	4,233	45,309	55,037
	736,607	435,195	274,346	1,511,571	2,957,719

Summary of gearing ratio

	Note	2018	2017	2016

Loans and financing	15	1,424,867	1,447,299	1,144,385
Cash and cash equivalents	8	(1,032,938)	(1,019,037)	(915,576)
Derivative financial instruments	6	3,017	3,260	16,718
Financial investments	9	(92,233)	(206,547)	(119,498)
Net debt		302,713	224,975	126,029

Net income for the year		90,976	165,265	110,509
Plus (less):
Share in the results of associates		—	(60)	158
Depreciation and amortization	13 and 14	267,189	270,456	275,036
Net financial results	26	202,654	130,181	(79,081)
Income tax	18	40,923	106,194	98,383
EBITDA		601,742	672,034	405,003

Exceptional items	1 (i)	3,050	(4,515)	(1,079)
Adjusted EBITDA		604,792	667,519	403,924
Gearing ratio (Net Debt/Adjusted EBITDA)		0.50	0.34	0.31

Classification of financial assets and liabilities in the fair value hierarchy

	Note	Level 1	Level 2	Total fair value
Assets
Cash and cash equivalents	8	1,032,938	—	1,032,938
Financial investments	9	39,167	53,065	92,233
Derivative financial instruments	6	—	11,205	11,205
Trade accounts receivables	10	—	151,058	151,058
		1,072,105	215,328	1,287,434

Liabilities
Derivative financial instruments	6	—	14,222	14,222
		—	14,222	14,222

	Note	Level 1	Level 2	Total fair value
Assets
Cash and cash equivalents	8	1,019,037	—	1,019,037
Financial investments	9	134,168	72,379	206,547
Derivative financial instruments	6	—	11,777	11,777
Trade accounts receivables	10	—	62,693	62,693
		1,153,205	146,849	1,300,054

Liabilities
Derivative financial instruments	6	—	15,037	15,037
		—	15,037	15,037